Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,503.60
Total Transaction Valuation	18,128,870.00
Total Offset Amount	0.00
Net Fee	$ 2,503.60
Offering Table N/A
Offset Table N/A	N/A